ALPS SERIES TRUST

Supplement dated July 9, 2019 to Statements of Additional Information applicable to each series of ALPS Series Trust (the “Trust”)

-American Independence Global Tactical Allocation Fund and American Independence Kansas Tax-Exempt Bond Fund

Statement of Additional Information dated January 28, 2019, as supplemented

-Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund

Statement of Additional Information dated January 28, 2019

-Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund

Statement of Additional Information dated January 28, 2019, as supplemented

-DDJ Opportunistic High Yield Fund

Statement of Additional Information dated January 28, 2019

-Insignia Macro Fund

Statement of Additional Information dated January 28, 2019

-Seven Canyons Strategic Income Fund and Seven Canyons World Innovators Fund

Statement of Additional Information dated January 28, 2019

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At its meeting on May 23, 2019, the Board of Trustees of the Trust approved the appointment of Brad Swenson as the Trust’s President, Christopher Moore as the Trust’s Secretary, and Erich Rettinger as the Trust’s Assistant Treasurer. Accordingly, the table listing the executive officers of the Trust found in the “TRUSTEES AND OFFICERS” section in each Statement of Additional Information is hereby deleted and replaced in its entirety to reflect the appointment of the new officers of the Trust:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Bradley Swenson Birth year: 1972	President	Since May 2019

Mr. Swenson joined ALPS Fund Services, Inc. (“ALPS”) in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015).

Kimberly Storms, Birth year: 1972	Treasurer	Since October 2012	Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Ms. Storms is also Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Christopher Moore Birth year: 1984	Secretary	Since May 2019	Mr. Moore has been Vice President and Senior Counsel of ALPS since 2016. Mr. Moore served as an associate at Thompson Hine LLP (2013-2016) and as Corporate Counsel at DSW, Inc. (2012-2013). He also served as a certified public accountant for Ernst & Young (2007-2009) and as an internal auditor for JSJ Inc. in 2007. Mr. Moore serves also as Vice President & Secretary of the Boulder Growth & Income Fund, Secretary of the RiverNorth Opportunities Fund, Inc., and Assistant Secretary of the RiverNorth Funds, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund and RiverNorth Opportunistic Municipal Income Fund, Inc.
Erich Rettinger Birth year: 1985	Assistant Treasurer	Since May 2019	Mr. Rettinger joined ALPS in 2007 and is currently Vice President and Fund Controller of ALPS. He has served as Fund Controller, ALPS Fund Services, Inc. (since 2013) and Fund Accounting, ALPS Fund Services, Inc. (2013-2017). Mr. Rettinger is also Assistant Treasurer of the Stone Harbor Investment Funds.
Anne Berg Birth year: 1973	Assistant Secretary	Since August 2018	Ms. Berg joined ALPS as Senior Investment Company Act Paralegal in February 2017. Prior to joining ALPS, Anne was a Senior Legal Manager at Janus Capital Management LLC (2000-2017).
Lucas Foss Birth year: 1977	Chief Compliance Officer	Since January 2018	Mr. Foss rejoined ALPS in November 2017 as Vice President and Deputy Chief Compliance Officer. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015–2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also CCO of Harvest Volatility Edge Trust, Goehring & Rozencwajg Investment Funds, Broadstone Real Estate Access Fund, Inc., Clough Global Funds; Clough Funds Trust; and 1WS Credit Income Fund.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

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In addition, references to Mr. Jeremy May’s position as the Trust’s President in the table listing the interested trustees of the Trust found in the “TRUSTEES AND OFFICERS” section in each Statement of Additional Information are replaced with references indicating that he served in that role from October 2012 until May 2019.

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Investors Should Retain This Supplement for Future Reference

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